Related Party Transactions (Details)																							1 Months Ended			3 Months Ended		9 Months Ended	12 Months Ended
	Mar. 20, 2024 USD ($)	Feb. 07, 2024 USD ($)	Feb. 02, 2024 USD ($)	Jan. 05, 2024 USD ($)	Dec. 15, 2023 USD ($)	Nov. 07, 2023 USD ($)	Oct. 07, 2023 USD ($)	Sep. 06, 2023 USD ($) $ / shares	Aug. 17, 2023 USD ($) $ / shares	Aug. 07, 2023 USD ($)	Jul. 20, 2023 USD ($)	Jun. 07, 2023 USD ($) $ / shares	May 07, 2023 USD ($)	May 02, 2023 USD ($)	Mar. 28, 2023 USD ($)	Mar. 22, 2023 shares	Mar. 06, 2023 USD ($) $ / shares	Oct. 16, 2021 shares	Sep. 13, 2021 USD ($)	Sep. 07, 2021 USD ($) $ / shares shares	Sep. 01, 2021 USD ($)	May 05, 2021 USD ($) $ / shares shares	Sep. 30, 2023 USD ($)	Jun. 30, 2023 USD ($)	Mar. 22, 2023 shares	Mar. 31, 2024 USD ($) $ / shares shares	Mar. 31, 2023 USD ($)	Jun. 07, 2024 USD ($)	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) shares	Dec. 13, 2023 USD ($)	Oct. 11, 2023 USD ($)	Oct. 10, 2023 USD ($)	Sep. 07, 2023 USD ($)	Jul. 29, 2021 shares	Apr. 30, 2021 USD ($)
Related Party Transactions [Line Items]
Stock split																										the Company effected a 1:1.1162791 stock split of Class B common stock			the Company effected a 1:1.1162791 stock split of Class B common stock
Exercise price (in Dollars per share) | $ / shares									$ 1																	$ 11.5			$ 11.5
Number of securities called by each warrant (in Shares) | shares																										1			1
Trading period after completion of business combination																										30 days			30 days
Loan payable																										$ 163,000			$ 163,000
Repaid amount																			$ 6,000	$ 157,000
Incurred amount																										45,000			45,000
Maximum borrowing capacity of related party promissory note									$ 480,000
Sponsor advance																										470,000			420,000
Cash deposited in Trust Account	$ 20,000	$ 20,000	$ 20,000	$ 20,000	$ 20,000	$ 20,000	$ 20,000																			$ 1,175,644	$ 80,000		560,000
Operating bank account																															$ 616,000	$ 616,000	$ 616,000
Operating expenses																							$ 1,411,063	$ 4,448					$ 1,415,512
Due from related party, description																													On July 20, 2023 and August 7, 2023, a total of $891,000 was transferred to the Sponsor from the operating bank account, of which a total of $616,000 was paid back on October 10, 2023, October 11, 2023 and December 13, 2023. Additionally, during the year ended December 31, 2023 the Sponsor paid operating expenses on behalf of the Company with a total value of $80,000 which has been netted against the amount owed.
Private Placement Warrants [Member]
Related Party Transactions [Line Items]
Warrants to sponsor (in Shares) | shares																										8,700,000			8,700,000
Exercise price (in Dollars per share) | $ / shares																										$ 1			$ 1
Proceeds from warrants																										$ 8,700,000			$ 8,700,000
Warrant [Member]
Related Party Transactions [Line Items]
Warrants to sponsor (in Shares) | shares																										8,700,000			8,700,000
Debt instrument conversion price per warrant (in Dollars per share) | $ / shares																										$ 1			$ 1
Public offering price per share (in Dollars per share) | $ / shares									$ 1
Previously Reported [Member]
Related Party Transactions [Line Items]
Incurred amount																													$ 180,000	180,000
Due to related party
Promissory Note [Member]
Related Party Transactions [Line Items]
Sponsor advance									$ 480,000
Promissory Note [Member] | Sponsor [Member]
Related Party Transactions [Line Items]
Cover expenses																																				$ 300,000
Working Capital Loans [Member]
Related Party Transactions [Line Items]
Working capital loans convertible into warrants																										$ 1,500,000			1,500,000
Services Agreement [Member]
Related Party Transactions [Line Items]
Due to related party																													160,000	40,000
Unsecured Promissory Note [Member]
Related Party Transactions [Line Items]
Exercise price (in Dollars per share) | $ / shares									$ 1
Maximum borrowing capacity of related party promissory note									$ 480,000
Sponsor advance									$ 480,000
Related Party [Member]
Related Party Transactions [Line Items]
Due to related party																										450,000			420,000
Sponsor [Member]
Related Party Transactions [Line Items]
Offering costs																						$ 25,000
Sponsor Contributed capital																											100,000
Loan payable																										163,000			163,000
Repaid amount																				$ 157,000
Related party transaction										$ 891,000	$ 891,000
Cash deposited in Trust Account																	$ 80,000												450,000
Public offering price per share (in Dollars per share) | $ / shares																	$ 0.04
Deposit																	$ 20,000																	$ 20,000
Operating expenses																													80,000
Outstanding from Sponsor																										$ 195,000			$ 195,000	0
Sponsor [Member] | Private Placement Warrants [Member]
Related Party Transactions [Line Items]
Warrants to sponsor (in Shares) | shares																										1,200,000			1,200,000
Sponsor [Member] | Previously Reported [Member]
Related Party Transactions [Line Items]
Cash deposited in Trust Account																													$ 400,000
Sponsor [Member] | Services Agreement [Member]
Related Party Transactions [Line Items]
Expenses per month																					$ 10,000
Sponsor [Member] | Promissory Note [Member]
Related Party Transactions [Line Items]
Repaid amount																			$ 6,000
Sponsor [Member] | Services Agreement [Member]
Related Party Transactions [Line Items]
Incurred amount																										$ 30,000	$ 30,000		$ 120,000	120,000
Founder [Member]
Related Party Transactions [Line Items]
Issuance of shares (in Shares) | shares																						6,181,250
Founder shares, par value (in Dollars per share) | $ / shares																						$ 0.0001
Forfeit founder shares (in Shares) | shares																										900,000			900,000
Percentage of issued and outstanding shares																										20.00%			20.00%
Closing price per share (in Dollars per share) | $ / shares																										$ 12			$ 12
Threshold trading days for transfer																										20
Threshold consecutive trading days																										30
Threshold period after the business combination																										150 days			150 days
Founder Shares [Member]
Related Party Transactions [Line Items]
Transferred shares (in Shares) | shares																										1,350,000			1,350,000
Restrictions on transfer period of time after business combination completion																										1 year			1 year
Board of Directors [Member]
Related Party Transactions [Line Items]
Due to related party																										$ 270,000			$ 225,000
Related Party [Member]
Related Party Transactions [Line Items]
Due to related party																										910,000			805,000	85,000
Due to related party																													225,000	45,000
Due To Related Party [Member]
Related Party Transactions [Line Items]
Due to related party																													420,000	$ 0
Services Agreement [Member]
Related Party Transactions [Line Items]
Due to related party																										190,000			160,000
Board of Directors [Member]
Related Party Transactions [Line Items]
Related party transaction																										$ 15,000			$ 15,000
Cash deposited in Trust Account													$ 80,000	$ 80,000	$ 80,000
Class B Common Stock [Member]
Related Party Transactions [Line Items]
Common stock shares outstanding (in Shares) | shares																										900,000			900,000	6,000,000
Shares exchanged (in Shares) | shares																5,100,000									5,100,000
Class B Common Stock [Member] | Founder [Member]
Related Party Transactions [Line Items]
Common stock shares outstanding (in Shares) | shares																																			6,900,000
Shares forfeited (in Shares) | shares																		900,000
Forfeiture of founder Shares (in Shares) | shares																		900,000
Class A Common Stock [Member]
Related Party Transactions [Line Items]
Common stock shares outstanding (in Shares) | shares																										5,100,000			5,100,000	0
Exercise price (in Dollars per share) | $ / shares																				$ 11.5
Class A Common Stock [Member] | Private Placement Warrants [Member]
Related Party Transactions [Line Items]
Exercise price (in Dollars per share) | $ / shares																										$ 11.5			$ 11.5
Private Placement [Member]
Related Party Transactions [Line Items]
Warrants to sponsor (in Shares) | shares																										7,500,000			7,500,000
Private Placement [Member] | Warrant [Member]
Related Party Transactions [Line Items]
Exercise price (in Dollars per share) | $ / shares																										$ 1			$ 1
Proceeds from warrants																										$ 8,700,000			$ 8,700,000
IPO [Member]
Related Party Transactions [Line Items]
Issuance of shares (in Shares) | shares																				24,000,000						24,000,000
Cash deposited in Trust Account								$ 20,000				$ 20,000														$ 241,200,000		$ 20,000	$ 241,200,000
Public offering price per share (in Dollars per share) | $ / shares								$ 0.02				$ 0.02														$ 10.05			$ 10.05
IPO [Member] | Class A Common Stock [Member]
Related Party Transactions [Line Items]
Issuance of shares (in Shares) | shares																				24,000,000
Transferred shares (in Shares) | shares																										2,376,000			2,376,000
Exercise price (in Dollars per share) | $ / shares																				$ 11.5